Notes to the Assets of the Balance Sheet - Summary of Other Financial Assets at Amortized Cost (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cost	€ 649,713,342	€ 207,735,195
Cost	€ 846,301,000	€ 292,657,000
Term deposits, current portion [member]
Disclosure of financial assets [line items]
Maturity		4—12 Months
Gross Unrealized Gains		€ 90,000
Gross Unrealized Losses		(201,000)
Cost		207,735,000
Maturity	4—12 Months
Gross Unrealized Gains	€ 380,000
Gross Unrealized Losses	(412,000)
Cost	649,713,000
Term deposits, current portion [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost		€ 207,846,000
Cost	€ 649,745,000
Corporate Bonds [member]
Disclosure of financial assets [line items]
Maturity	More than 12 Months
Gross Unrealized Gains	€ (652,000)
Gross Unrealized Losses	(587,000)
Cost	196,588,000
Corporate Bonds [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost	€ 197,827,000
Term deposits, net of current portion [member]
Disclosure of financial assets [line items]
Maturity		More than 12 Months
Gross Unrealized Gains		€ 18,000
Gross Unrealized Losses		(97,000)
Cost		74,921,000
Term deposits, net of current portion [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost		€ 75,000,000
Commercial papers [member]
Disclosure of financial assets [line items]
Maturity		More than 12 Months
Gross Unrealized Gains		€ 1,000
Gross Unrealized Losses		0
Cost		10,001,000
Commercial papers [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Cost		€ 10,000,000